Sale Leaseback (Details)	Dec. 31, 2017 USD ($)
Leases [Abstract]
Total lease payment	$ 604,608
Less: imputed interest and principal	(13,743)
Total loan balance as of December 31, 2017 from lease transaction	590,865
Less: current portion of payment obligation	(179,182)
Long term payable as of December 31, 2017	$ 411,683